Note 23 - Income Taxes - Components of Income Taxes (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Net loss before taxes		$ 16,620,719	$ 13,095,737	$ 13,431,941
Expected current income tax recovery		4,404,491	3,470,370	3,559,000
Deferred tax recovery		297,940	297,940	207,257
		4,702,431	3,768,310	3,766,257
Amounts not deductible for tax purposes		(1,065,900)	(841,000)	(1,079,000)
Other non-deductible items		(509,900)	(463,000)
Deductible share issuance costs		77,000	94,000	118,000
Fair value consideration				116,000
Impact of US statutory income tax rate change (1)	[1]		(9,472,000)
Foreign tax differential		(592,000)	(69,000)	507,213
Unrecognized tax recovered (losses)		(2,313,691)	7,280,630	(3,221,213)
Income tax recovery recognized		$ 297,940	$ 297,940	$ 207,257

[1]	Due to the reduction of US corporate tax rates from 35% to 21%, the Company will not be able to apply $9,472,000 against any future US taxes payable.